INVESTMENT IN HINTO ENERGY, INC.	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
INVESTMENT IN HINTO ENERGY, INC.

NOTE 3 – INVESTMENT IN HINTO ENERGY, INC.

On July 12, 2011, the Company purchased 3,000,000 shares of the common stock of Hinto Energy, Inc. (Hinto), formerly Garner Investments, Inc., for cash of $300,000. The Company entered into a Share Purchase and Exchange Agreement with Hinto, on July 27, 2011 as discussed in Note 9. Upon the completion a proposed merger with Hinto, the Company has agreed to return the 2,700,000 shares to Hinto. The purchase resulted in the Company recording goodwill of approximately $339,000, negative net worth in the subsidiary of approximately $56,000 and noncontrolling interest of approximately negative $17,000.